UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Attara Capital LP

Address:   767 Fifth Avenue, 12th Floor
           New York, NY 10153


Form 13F File Number: 028-13752


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David M. Slager
Title:  Founder and Chairman
Phone:  212-256-8419

Signature,  Place,  and  Date  of  Signing:

/s/ David M. Slager                London, England                    8/4/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $      959,939
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BANK OF AMERICA CORPORATION  COM              060505104   24,295 2,216,739 SH  X    SOLE       NONE     2,216,739      0    0
BARCLAYS PLC                 ADR              06738E204    1,302    79,250 SH  X    SOLE       NONE        79,250      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702   12,502   161,544 SH  X    SOLE       NONE       161,544      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702    7,739   100,000 SH  CALL SOLE       NONE       100,000      0    0
BP PLC                       SPONSORED ADR    055622104   14,966   337,899 SH  X    SOLE       NONE       337,899      0    0
CAPLEASE INC                 COM              140288101    1,606   327,116 SH  X    SOLE       NONE       327,116      0    0
CBL & ASSOC PPTYS INC        COM              124830100    5,982   329,969 SH  X    SOLE       NONE       329,969      0    0
CITIGROUP INC                UNIT 99/99/999   172967416   29,201   243,035 SH  X    SOLE       NONE       243,035      0    0
COMMONWEALTH REIT            COM SH BEN INT   203233101    4,871   188,491 SH  X    SOLE       NONE       188,491      0    0
CVR ENERGY INC               COM              12662P108   41,040 1,666,927 SH  X    SOLE       NONE     1,666,927      0    0
FOREST CITY ENTERPRISES INC  CL A             345550107   10,659   570,892 SH  X    SOLE       NONE       570,892      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857   29,547   558,535 SH  X    SOLE       NONE       558,535      0    0
GFI GROUP INC                COM              361652209      704   153,418 SH  X    SOLE       NONE       153,418      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104   98,473   739,900 SH  CALL SOLE       NONE       739,900      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104   58,060   436,244 SH  X    SOLE       NONE       436,244      0    0
GRAFTECH INTL LTD            COM              384313102      404    19,941 SH  X    SOLE       NONE        19,941      0    0
HEWLETT PACKARD CO           COM              428236103   11,275   309,758 SH  X    SOLE       NONE       309,758      0    0
INTERCONTINENTALEXCHANGE INC COM              45865V100   45,610   365,730 SH  X    SOLE       NONE       365,730      0    0
ISTAR FINL INC               COM              45031U101    5,106   629,558 SH  X    SOLE       NONE       629,558      0    0
JPMORGAN CHASE & CO          COM              46625H100      303     7,400 SH  X    SOLE       NONE         7,400      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114      349    25,882 SH  X    SOLE       NONE        25,882      0    0
LENDER PROCESSING SVCS INC   COM              52602E102      286    13,672 SH  X    SOLE       NONE        13,672      0    0
LEXINGTON REALTY TRUST       COM              529043101    4,501   492,984 SH  X    SOLE       NONE       492,984      0    0
MARATHON OIL CORP            COM              565849106   33,378   633,600 SH  X    SOLE       NONE       633,600      0    0
MASTERCARD INC               CL A             57636Q104   13,801    45,800 SH  CALL SOLE       NONE        45,800      0    0
MASTERCARD INC               CL A             57636Q104   96,617   320,623 SH  X    SOLE       NONE       320,623      0    0
MBIA INC                     COM              55262C100   14,412 1,658,410 SH  X    SOLE       NONE     1,658,410      0    0
MECHEL OAO                   SPONSORED ADR    583840509    2,973   344,512 SH  X    SOLE       NONE       344,512      0    0
MGIC INVT CORP WIS           COM              552848103    8,447 1,419,612 SH  X    SOLE       NONE     1,419,612      0    0
MGM RESORTS INTERNATIONAL    COM              552953101    4,470   338,405 SH  X    SOLE       NONE       338,405      0    0
NASDAQ OMX GROUP INC         COM              631103108   36,433 1,440,031 SH  X    SOLE       NONE     1,440,031      0    0
NATIONAL FINL PARTNERS CORP  COM              63607P208   17,446 1,511,804 SH  X    SOLE       NONE     1,511,804      0    0
NORTHSTAR RLTY FIN CORP      COM              66704R100    1,492   370,187 SH  X    SOLE       NONE       370,187      0    0
NYSE EURONEXT                COM              629491101   44,720 1,304,937 SH  X    SOLE       NONE     1,304,937      0    0
ORACLE CORP                  COM              68389X105   12,331   374,680 SH  X    SOLE       NONE       374,680      0    0
PENNSYLVANIA RL ESTATE INVT  SH BEN INT       709102107    3,296   209,906 SH  X    SOLE       NONE       209,906      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408    6,433   190,000 SH  CALL SOLE       NONE       190,000      0    0
PFIZER INC                   COM              717081103   31,387 1,523,655 SH  X    SOLE       NONE     1,523,655      0    0
PHOENIX COS INC NEW          COM              71902E109    5,329 2,166,096 SH  X    SOLE       NONE     2,166,096      0    0
RADIAN GROUP INC             COM              750236101   12,759 3,016,324 SH  X    SOLE       NONE     3,016,324      0    0
RIO TINTO PLC                SPONSORED ADR    767204100    8,469   117,100 SH  X    SOLE       NONE       117,100      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100   47,754 8,859,789 SH  X    SOLE       NONE     8,859,789      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100   10,992 2,039,400 SH  CALL SOLE       NONE     2,039,400      0    0
TESORO CORP                  COM              881609101    5,270   230,013 SH  X    SOLE       NONE       230,013      0    0
U S G CORP                   COM NEW          903293405    4,718   329,004 SH  X    SOLE       NONE       329,004      0    0
VALERO ENERGY CORP NEW       COM              91913Y100   17,277   675,688 SH  X    SOLE       NONE       675,688      0    0
VISA INC                     COM CL A         92826C839   28,143   334,000 SH  CALL SOLE       NONE       334,000      0    0
VISA INC                     COM CL A         92826C839   82,811   982,807 SH  X    SOLE       NONE       982,807      0    0


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